NET LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2025
Net Loss Per Share
SCHEDULE OF NET LOSS PER SHARE

	Years ended December 31,
	2025	2024	2023
Numerator:
Net loss attributable to the Company’s shareholders	$(8,611,637)	$(7,292,922)	$(6,594,442)

Denominator:
Weighted average ordinary shares outstanding
Basic and diluted*	1,655,965	158,283	142,858

Net loss per share
Basic and diluted	$(5.20)	$(46.08)	$(46.16)

*	The consolidated financial statements have been adjusted to reflect the 1-for-20 reverse share split effective January 13, 2026.